SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Fees and Segments) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Segment numberOfMarkets	Dec. 31, 2019 Segment numberOfMarkets
Segment Reporting Information [Line Items]
Number of reportable segments	2	2
Number of markets | numberOfMarkets	6	6
Strategic Opportunistic Properties
Segment Reporting Information [Line Items]
Number of reportable segments	1	1
KBS Capital Advisors LLC, Affiliates or Unaffiliated Third Parties
Segment Reporting Information [Line Items]
Selling commissions fees paid, percent of sales price		1.00%
KBS Capital Advisors LLC
Segment Reporting Information [Line Items]
Acquisition advisory fee, percent		1.00%
Monthly asset management fee, percent of acquisition expense		0.00063%
Maximum | KBS Capital Advisors LLC, Affiliates or Unaffiliated Third Parties
Segment Reporting Information [Line Items]
Selling commissions fees paid, percent of sales price		6.00%